Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
On-balance sheet:
Cash and balances at central banks	£ 238,574		£ 191,127	£ 150,258
Cash collateral and settlement balances	92,542		101,367
Loans and advances at amortised cost	361,451		342,632
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Trading portfolio assets	147,035		127,950
Financial assets at fair value through the income statement	191,972		175,151
Derivative financial instruments	262,572		302,446
Financial assets at fair value through other comprehensive income	61,753		78,688
Other assets	1,213		850
Total assets	1,384,285	$ 1,384.3	1,349,514	£ 1,140,200
Off-balance sheet:
Contingent liabilities	21,346		21,609
Total off-balance sheet	367,057		354,658
Credit risk
On-balance sheet:
Cash and balances at central banks	238,574		191,127
Cash collateral and settlement balances	92,542		101,367
Loans and advances at amortised cost	361,451		342,632
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Trading portfolio assets	63,389		64,830
Financial assets at fair value through the income statement	186,097		170,531
Derivative financial instruments	262,572		302,446
Financial assets at fair value through other comprehensive income	60,851		77,927
Other assets	1,212		850
Total assets	1,269,915		1,260,741
Off-balance sheet:
Contingent liabilities	21,346		21,609
Loan commitments	345,711		333,049
Total off-balance sheet	367,057		354,658
Total	1,636,972		1,615,399
Credit risk | Banks
On-balance sheet:
Cash and balances at central banks	52		56
Cash collateral and settlement balances	14,811		17,986
Loans and advances at amortised cost	8,519		8,133
Reverse repurchase agreements and other similar secured lending	645		706
Trading portfolio assets	2,586		2,743
Financial assets at fair value through the income statement	26,074		21,824
Derivative financial instruments	120,666		155,767
Financial assets at fair value through other comprehensive income	14,441		18,829
Other assets	618		439
Total assets	188,412		226,483
Off-balance sheet:
Contingent liabilities	1,006		1,150
Loan commitments	1,395		1,813
Total off-balance sheet	2,401		2,963
Total	190,813		229,446
Credit risk | Other financial insti- tutions
On-balance sheet:
Cash and balances at central banks	74		84
Cash collateral and settlement balances	61,581		67,305
Loans and advances at amortised cost	32,332		22,062
Reverse repurchase agreements and other similar secured lending	2,049		7,964
Trading portfolio assets	8,817		11,464
Financial assets at fair value through the income statement	131,264		131,943
Derivative financial instruments	117,400		116,526
Financial assets at fair value through other comprehensive income	4,274		5,843
Other assets	450		224
Total assets	358,241		363,415
Off-balance sheet:
Contingent liabilities	5,356		5,501
Loan commitments	55,071		53,936
Total off-balance sheet	60,427		59,437
Total	418,668		422,852
Credit risk | Manu- facturing
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	320		375
Loans and advances at amortised cost	6,701		8,142
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	4,881		4,104
Financial assets at fair value through the income statement	771		608
Derivative financial instruments	4,169		4,126
Financial assets at fair value through other comprehensive income	0		1
Other assets	1		6
Total assets	16,843		17,362
Off-balance sheet:
Contingent liabilities	3,080		3,187
Loan commitments	42,587		39,638
Total off-balance sheet	45,667		42,825
Total	62,510		60,187
Credit risk | Const- ruction and property
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	79		35
Loans and advances at amortised cost	25,722		26,125
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	1,097		516
Financial assets at fair value through the income statement	7,999		5,668
Derivative financial instruments	1,898		2,725
Financial assets at fair value through other comprehensive income	662		425
Other assets	3		12
Total assets	37,460		35,506
Off-balance sheet:
Contingent liabilities	1,341		1,260
Loan commitments	16,673		14,002
Total off-balance sheet	18,014		15,262
Total	55,474		50,768
Credit risk | Govern- ment and central bank
On-balance sheet:
Cash and balances at central banks	238,448		190,981
Cash collateral and settlement balances	14,526		13,946
Loans and advances at amortised cost	30,827		28,445
Reverse repurchase agreements and other similar secured lending	533		361
Trading portfolio assets	32,574		35,902
Financial assets at fair value through the income statement	13,945		5,530
Derivative financial instruments	7,233		11,649
Financial assets at fair value through other comprehensive income	40,872		51,955
Other assets	8		1
Total assets	378,966		338,770
Off-balance sheet:
Contingent liabilities	1,682		1,678
Loan commitments	1,362		1,398
Total off-balance sheet	3,044		3,076
Total	382,010		341,846
Credit risk | Energy and water
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	390		871
Loans and advances at amortised cost	4,345		4,722
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	4,043		3,052
Financial assets at fair value through the income statement	87		13
Derivative financial instruments	3,544		3,288
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		10
Total assets	12,409		11,956
Off-balance sheet:
Contingent liabilities	3,284		3,223
Loan commitments	26,461		25,780
Total off-balance sheet	29,745		29,003
Total	42,154		40,959
Credit risk | Whole- sale and retail distri- bution and leisure
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	60		30
Loans and advances at amortised cost	11,455		12,569
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	1,734		1,883
Financial assets at fair value through the income statement	181		64
Derivative financial instruments	1,172		1,235
Financial assets at fair value through other comprehensive income	0		0
Other assets	2		18
Total assets	14,604		15,799
Off-balance sheet:
Contingent liabilities	1,209		1,005
Loan commitments	16,299		17,165
Total off-balance sheet	17,508		18,170
Total	32,112		33,969
Credit risk | Business and other services
On-balance sheet:
Cash and balances at central banks	0		6
Cash collateral and settlement balances	366		575
Loans and advances at amortised cost	19,113		19,538
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	4,716		2,625
Financial assets at fair value through the income statement	3,753		3,712
Derivative financial instruments	2,696		2,361
Financial assets at fair value through other comprehensive income	455		733
Other assets	104		98
Total assets	31,203		29,648
Off-balance sheet:
Contingent liabilities	2,518		2,283
Loan commitments	25,682		24,554
Total off-balance sheet	28,200		26,837
Total	59,403		56,485
Credit risk | Home loans
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	169,205		159,647
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	1,595		971
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		0
Total assets	170,800		160,618
Off-balance sheet:
Contingent liabilities	0		0
Loan commitments	11,656		12,385
Total off-balance sheet	11,656		12,385
Total	182,456		173,003
Credit risk | Cards, unsecured loans and other personal lending
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	68		0
Loans and advances at amortised cost	42,198		41,312
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	0		0
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Other assets	21		34
Total assets	42,287		41,346
Off-balance sheet:
Contingent liabilities	73		155
Loan commitments	121,680		119,807
Total off-balance sheet	121,753		119,962
Total	164,040		161,308
Credit risk | Other
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	341		244
Loans and advances at amortised cost	11,034		11,937
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	2,941		2,541
Financial assets at fair value through the income statement	428		198
Derivative financial instruments	3,794		4,769
Financial assets at fair value through other comprehensive income	147		141
Other assets	5		8
Total assets	18,690		19,838
Off-balance sheet:
Contingent liabilities	1,797		2,167
Loan commitments	26,845		22,571
Total off-balance sheet	28,642		24,738
Total	47,332		44,576
Credit risk | United Kingdom
On-balance sheet:
Cash and balances at central banks	114,959		66,459
Cash collateral and settlement balances	34,249		33,893
Loans and advances at amortised cost	270,261		262,231
Reverse repurchase agreements and other similar secured lending	9		10
Trading portfolio assets	12,926		9,829
Financial assets at fair value through the income statement	28,737		34,229
Derivative financial instruments	78,710		93,430
Financial assets at fair value through other comprehensive income	7,661		10,672
Other assets	949		608
Total assets	548,461		511,361
Off-balance sheet:
Contingent liabilities	5,527		5,876
Loan commitments	105,844		112,561
Total off-balance sheet	111,371		118,437
Total	659,832		629,798
Credit risk | Americas
On-balance sheet:
Cash and balances at central banks	38,735		36,063
Cash collateral and settlement balances	28,469		27,287
Loans and advances at amortised cost	51,599		41,094
Reverse repurchase agreements and other similar secured lending	123		152
Trading portfolio assets	29,539		31,000
Financial assets at fair value through the income statement	95,478		88,327
Derivative financial instruments	92,010		90,801
Financial assets at fair value through other comprehensive income	27,391		27,504
Other assets	223		185
Total assets	363,567		342,413
Off-balance sheet:
Contingent liabilities	10,328		10,122
Loan commitments	192,303		175,926
Total off-balance sheet	202,631		186,048
Total	566,198		528,461
Credit risk | Europe
On-balance sheet:
Cash and balances at central banks	76,846		69,963
Cash collateral and settlement balances	21,822		30,121
Loans and advances at amortised cost	24,352		24,949
Reverse repurchase agreements and other similar secured lending	401		373
Trading portfolio assets	15,092		17,107
Financial assets at fair value through the income statement	30,083		25,709
Derivative financial instruments	75,247		101,102
Financial assets at fair value through other comprehensive income	19,235		28,607
Other assets	39		57
Total assets	263,117		297,988
Off-balance sheet:
Contingent liabilities	3,957		3,809
Loan commitments	40,523		38,836
Total off-balance sheet	44,480		42,645
Total	307,597		340,633
Credit risk | Asia
On-balance sheet:
Cash and balances at central banks	7,789		17,987
Cash collateral and settlement balances	7,260		9,558
Loans and advances at amortised cost	11,039		10,728
Reverse repurchase agreements and other similar secured lending	2,508		8,285
Trading portfolio assets	4,943		5,948
Financial assets at fair value through the income statement	21,800		14,742
Derivative financial instruments	14,709		14,532
Financial assets at fair value through other comprehensive income	6,164		11,006
Other assets	1		0
Total assets	76,213		92,786
Off-balance sheet:
Contingent liabilities	1,131		1,222
Loan commitments	5,104		4,169
Total off-balance sheet	6,235		5,391
Total	82,448		98,177
Credit risk | Africa and Middle East
On-balance sheet:
Cash and balances at central banks	245		655
Cash collateral and settlement balances	742		508
Loans and advances at amortised cost	4,200		3,630
Reverse repurchase agreements and other similar secured lending	186		211
Trading portfolio assets	889		946
Financial assets at fair value through the income statement	9,999		7,524
Derivative financial instruments	1,896		2,581
Financial assets at fair value through other comprehensive income	400		138
Other assets	0		0
Total assets	18,557		16,193
Off-balance sheet:
Contingent liabilities	403		580
Loan commitments	1,937		1,557
Total off-balance sheet	2,340		2,137
Total	£ 20,897		£ 18,330